Long Term Debt (Tables)	12 Months Ended
Jun. 30, 2020
Long-term Debt, Unclassified [Abstract]
Schedule of minimum loan payment
Twelve months ending June 30,	Minimum loan payment
2021	$25,835
2022	1,145,825
Total minimum payments required	$1,171,660